Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss [Abstract]
Financial Liabilities at FVTPL

20. FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Financial instruments at fair value through profit or loss measured at fair value	2,870,676	6,794,192
Financial liabilities at fair value through profit or loss designated as upon initial recognition	87,626	19,630

Total	2,958,302	6,813,822

(2)	Financial liabilities at fair value through profit or loss measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Deposits
Gold banking liabilities	27,530	49,279
Borrowings
Securities sold	—	285,026
Derivative liabilities	2,843,146	6,459,887

Total	2,870,676	6,794,192

(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Equity-linked securities
Equity-linked securities in short position	87,626	19,630

Financial liabilities at fair value through profit or loss designated as upon initial recognition are designated in order to eliminate or significantly reduce accounting mismatch arising from recognition or measurement.

(4)	There are no accumulated changes in credit risk adjustments to financial liabilities at fair value through profit or loss designated as upon initial recognition.

The adjustment to reflect Group’s credit risk is considered in measuring the fair value of equity-linked securities index. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of Group.

(5)

The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Carrying amount	87,626	19,630
Nominal amount at maturity	97,503	25,780

Difference	(9,877)	(6,150)